UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22930

      USCF ETF Trust
(Exact name of registrant as specified in charter)

1850 Mt. Diablo Blvd., Suite 640

                       Walnut Creek, CA 94596
(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart Crumbaugh

1850 Mt. Diablo Blvd., Suite 640

             Walnut Creek, CA 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code: 510-522-9600

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report | 12.31.2020

SDCI

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

USCF ETF TRUST
TABLE OF CONTENTS

DISCLOSURE OF FUND EXPENSES

As a shareholder of the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”), which is a series of the USCF ETF Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions, for purchasing and selling your Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 until December 31, 2020.

Actual Return. The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commission paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses Paid During the Period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

2	Semi-Annual Report December 31, 2020

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(a)
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Actual	$1,000.00	$1,233.90	0.60%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

(a)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

3

USCF ETF TRUST
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2020 (unaudited)

Besides the following listed commodity futures contracts and money market funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2020.

The following commodity futures contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2020 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures
Contracts – Long
Foreign Contracts
LME High Grade Primary Aluminum Futures, February 2021 contracts	5	$248,028	Feb-21	$(1,153)	(0.0)%*
LME Tin Futures, February 2021 contracts	2	204,537	Feb-21	(293)	(0.0)%*
LME Tin Futures, June 2021 contracts	2	179,145	Jun-21	23,435	0.7%
LME Zinc Futures, July 2021 contracts	3	208,896	Jul-21	(1,384)	(0.1)%
	12	840,606		20,605	0.6%
United States Contracts
NYMEX Henry Hub Natural Gas Futures, March 2021 contracts	10	243,979	Feb-21	8,621	0.3%
ICE Cocoa Futures, March 2021 contracts	9	245,730	Mar-21	(11,460)	(0.4)%
COMEX Silver Futures, March 2021 contracts	1	118,960	Mar-21	13,100	0.4%
NYMEX Heating Oil Futures, April 2021 contracts	4	249,043	Mar-21	454	0.0%*
COMEX Gold 100 OZ Futures, April 2021 contracts	1	188,710	Apr-21	1,250	0.0%*
ICE Sugar#11 Futures, May 2021 contracts	14	205,565	Apr-21	24,618	0.8%
CBOT Soybean Meal Futures, May 2021 contracts	7	248,970	May-21	47,410	1.5%
CBOT Soybean Oil Futures, July 2021 contracts	10	225,840	Jul-21	19,800	0.6%

The accompanying notes are an integral part of the financial statements.

4	Semi-Annual Report December 31, 2020

USCF ETF TRUST
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2020 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
CBOT Wheat Futures, July 2021 contracts	8	$239,063	Jul-21	$12,238	0.4%
COMEX Copper Futures, July 2021 contracts	3	242,050	Jul-21	22,437	0.7%
CBOT Soybean Futures, November 2021 contracts	4	190,213	Nov-21	32,137	1.0%
NYMEX Gasoline RBOB Futures, December 2021 contracts	4	211,306	Nov-21	14,872	0.5%
	75	2,609,429		185,477	5.8%
Open Commodity Futures Contracts – Short**
Foreign Contracts
LME Tin Futures, June 2021 contracts	2	(185,850)	Jun-21	(16,730)	(0.5)%
LME Zinc Futures, July 2021 contracts	3	$(208,498)	Jul-21	$986	0.0%*
	5	(394,348)		(15,744)	(0.5)%
Total Open Commodity Futures Contracts***	92	$3,055,687		$190,338	5.9%

The accompanying notes are an integral part of the financial statements.

5

USCF ETF TRUST
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2020 (unaudited) (continued)

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States – Money Market Funds
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Share Class, 0.03%(a)	2,002,609	2,002,609	61.6%
RBC U.S. Government Money Market Fund – Institutional Share Class, 0.02%(a)	795,326	795,326	24.5%
Total Money Market Funds (Cost $2,797,935)		$2,797,935	86.1%
Total Investments (Cost $2,797,935)		$2,988,273	92.0%
Other Assets in Excess of Liabilities		260,969	8.0%
Total Net Assets		$3,249,242	100.0%

*	Position represents less than 0.05%.
**	All short contracts are offset by long positions in commodity futures contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
***	Collateral amounted to $309,796 on open commodity futures contracts.
(a)	Reflects the 7-day yield at December 31, 2020.
Summary of Investments by Country^
United States	99.8%
United Kingdom	0.2
100.0%

^ As a percentage of total investments. All securities are listed on U.S. Exchanges.

The accompanying notes are an integral part of the financial statements.

6	Semi-Annual Report December 31, 2020

USCF ETF TRUST
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2020 (unaudited)

Assets:
Investments, at Market Value:
Cash and Cash Equivalents	$2,797,935
Net unrealized appreciation (depreciation) on open commodity futures contracts	190,338
Cash	77,493
Receivables:
Deposit with broker for futures contracts	119,458
Variation margin on futures contracts	66,528
Dividends and Interest	59
Other Assets	676
Total Assets	3,252,487

Liabilities:
Payables:
Accrued Management Fees	3,245
Total Liabilities	3,245
Total Net Assets	$3,249,242

Net Assets Consist of:
Capital Paid In	$2,623,478
Total Distributable Earnings (Loss)	625,764
Total Net Assets	$3,249,242

Net Asset Value Per Share:
Total Net Assets	$3,249,242
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	200,000
Net Asset Value	$16.25
Investments, at Cost	$2,797,935

The accompanying notes are an integral part of the financial statements.

7

USCF ETF TRUST
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2020 (unaudited)

Investment Income:
Interest Income	$864
Total Investment Income	864

Expenses:
Management Fees	11,959
Total Expenses	11,959
Less Fees Waived (Note 4)	(2,990)
Net Expenses	8,969
Net Investment Income (Loss)	(8,105)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Commodity Futures Contracts(a)	472,394
Net Change in Unrealized Appreciation (Depreciation) on Commodity Futures Contracts	150,639
Net Change in Realized and Unrealized Gain (Loss) on Commodity Futures Contracts	623,033
Net Increase (Decrease) in Net Assets Resulting from Operations	$614,928

(a)	Net of commissions of $1,364.

The accompanying notes are an integral part of the financial statements.

8	Semi-Annual Report December 31, 2020

USCF ETF TRUST
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2020 (unaudited)	For the Year Ended June 30, 2020
Operations:
Net Investment Income (Loss)	$(8,105)	$33,908
Net Realized Gain (Loss) on Commodity Futures Contracts	472,394	(1,624,675)
Net Change in Unrealized Appreciation (Depreciation) on Commodity Futures Contracts	150,639	60,033
Net Increase (Decrease) in Net Assets Resulting from Operations	614,928	(1,530,734)

Distributions to Shareholders from:
Net Investment Income	—	(31,428)
Total Distributions to Shareholders	—	(31,428)

Shareholder Transactions:
Proceeds from Shares Sold	—	1,826,792
Cost of Shares Redeemed	—	(1,321,701)
Net Increase (Decrease) in Net Assets from Share Transactions	—	505,091
Net Increase (Decrease) in Net Assets	614,928	(1,057,071)

Net Assets:
Beginning of Period	2,634,314	3,691,385
End of Period	$3,249,242	$2,634,314

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	200,000	200,000
Shares Issued	—	100,000
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	—	(100,000)
Shares Outstanding, End of Period	200,000	200,000

The accompanying notes are an integral part of the financial statements.

9

USCF ETF TRUST
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Six
	Months Ended				For the
	December 31,		For the Year Ended		Period Ended
	2020		June 30,		June 30,
	(Unaudited)		2020	2019	2018*
Net Asset Value, Beginning of Period	$13.17		$18.46	$21.94	$22.00
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	(0.04)		0.12	0.26	0.02
Net Realized and Unrealized Gain (Loss)	3.12		(5.31)	(3.54)	(0.06)
Total Income (Loss) from Operations	3.08		(5.19)	(3.28)	(0.04)

Less Distributions From:
Net Investment Income (Loss)	—		(0.10)	(0.20)	(0.02)
Total Distributions	—		(0.10)	(0.20)	(0.02)
Net Assets Value, End of Period	$16.25		$13.17	$18.46	$21.94

Total Return(b)	23.39%		(28.20)%	(14.98)%	(0.17)%
Net Assets, End of Period (thousands)	$3,249		$2,634	$3,691	$8,774
Ratios of Average Net Assets:
Gross Expenses(d)	0.80	%(c)	0.94%	0.80%	0.80	%(c)
Net Expenses(d)	0.60	%(c)	0.77%	0.80%	0.80	%(c)
Net Investment Income (Loss)	(0.54	)%(c)	0.73%	1.27%	0.67	%(c)
Portfolio Turnover Rate(e)	0%		0%	123%	19%

*	Inception Date, May 2, 2018.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Annualized.
(d)	Effective August 15, 2019, USCF Advisers, LLC (“the Adviser”) contractually agreed through October 31, 2021 to waive 0.20% of its management fees.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

10	Semi-Annual Report December 31, 2020

USCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2020 (unaudited)

NOTE 1 – ORGANIZATION

The USCF ETF Trust (the “Trust”) was organized as a Delaware statutory trust in accordance with a Declaration of Trust dated November 6, 2013. The Declaration of Trust was amended and restated on June 16, 2014. The Trust is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of one investment portfolio, which is an exchange-traded fund (“ETF”): the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”) (the “Fund”). SDCI commenced operations on May 2, 2018. Shares of SDCI were listed on NYSE Arca on May 3, 2018. Other series or portfolios may be added to the Trust in the future. The Adviser serves as the investment adviser to the Fund. The Adviser has been registered as an investment adviser with the Securities Exchange Commission (the “SEC”) since July 1, 2014 and is a wholly-owned subsidiary of Wainwright Holdings, Inc. SummerHaven Investment Management, LLC (the “Sub-Adviser”) serves as the sub-adviser to the USCF Cayman Commodity 2 (the “Subsidiary”), a wholly-owned subsidiary of SDCI.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U. S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Fund is an investment company and follows the accounting and reporting guidance in FASB Topic 946.

11

Calculation of Net Asset Value

The Net Asset Value (“NAV”) of the Fund’s shares is calculated each day the national securities exchanges are open for trading. The NAV for SDCI is generally calculated at 2:30 p.m. Eastern Time. For the Fund, the time at which its NAV is calculated as described herein is it’s “NAV Calculation Time”. If regular trading on NYSE Arca closes earlier than 2:30 p.m. Eastern Time on a given day, the NAV of the SDCI’s shares will be calculated as of that earlier time. NAV per share is calculated by dividing the Fund’s net assets by the number of the Fund’s outstanding shares.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. Investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event, occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The value of the SDCI’s assets that trade in markets outside the United States may fluctuate on days that foreign markets are open (which may include non-Business Days). As such, the value of the SDCI’s investments may change on days when you will not be able to purchase or redeem SDCI shares.

Security Valuation

i. Treasuries

SDCI may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by U.S. federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

12	Semi-Annual Report December 31, 2020

ii. Money Market Instruments

The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis. The instruments in which the Fund may invest include: (1) short-term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by S&P Global, or, if unrated, of comparable quality as determined by the Adviser; and (4) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

iii. Futures

A commodities futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

The Fund may purchase and sell commodity contracts in the form of forwards, futures, and options; may enter into foreign exchange contracts; may enter into swap agreements; may enter into other financial transactions; and may purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws. The Fund may also invest in other instruments related to commodities, including structured notes, and securities of commodities finance and operating companies. In the commodity futures market, there are often costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures with respect to that commodity, the value of the futures contract may change proportionately. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price of the commodity. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodities markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of the supplies of other materials.

13

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its futures commission merchant (“FCM”) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits.

A futures contract held by the Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired. In accordance with ASC 946-310-45, the variation margin is shown separately on the Consolidated Statement of Assets and Liabilities. In computing daily NAV, the Fund will mark to market its open futures positions. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may purchase futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most Futures Exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the performance of the Fund. When the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities in an account with the FCM.

14	Semi-Annual Report December 31, 2020

When the Fund invests in Commodity-Linked Investments (including swaps), it may be required to segregate cash and/or liquid securities to the extent the Fund’s obligations are not covered or otherwise offset. Generally, if the Fund does not cover its obligations to pay or deliver securities or other assets, the Fund will segregate cash or liquid securities in an amount at least equal to the current amount of the obligation. With respect to investments in futures contracts, the Fund will deposit initial margin and any applicable daily variation margin in addition to segregating cash or liquid securities sufficient to satisfy its obligation to purchase or provide securities or currencies, or to pay the amount owed at the contract’s expiration.

A summary of the open futures contracts as of December 31, 2020 is included in a table following the Fund’s Schedule of Investments.

The following table summarize the value of the Fund’s derivative instruments held as of December 31, 2020 presented by primary underlying risk exposure:

	Asset Derivatives	Liability Derivatives
SDCI
Commodity Futures contracts	Unrealized appreciation on commodity futures contracts*	Unrealized depreciation on commodity futures contracts*
	$ 221,358	$ (31,020)

*	Included cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Consolidated Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

15

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended December 31, 2020 and the related location in the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:

		Six Months Ended December 31, 2020
Derivatives not Accounted for as Hedging Instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Gain (Loss) on Derivatives
Open Commodity Futures Contracts	Net Realized Gain (Loss) on Commodity Futures Contracts	$472,394

	Net Change in Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts		$150,639

For the period ended December 31, 2020 the average monthly volume of derivatives was as follows:

Commodity Futures Contracts (Notional Value)
SDCI	$2,858,592

iv. Fair Value Measurement

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument or an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

16	Semi-Annual Report December 31, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at December 31, 2020 for the Fund, using the fair value hierarchy:

SDCI

Investments, at fair value	Total	Level 1	Level 2	Level 3
Cash Equivalents:
United States Money Market Funds	$2,797,935	$2,797,935	—	—
Total Cash Equivalents, at fair value	$2,797,935	$2,797,935	—	$—
Exchange-Traded Futures Contracts:
Foreign Contracts	4,861	4,861	—	—
United States Contracts	185,477	185,477	—	—
Total Exchange-Traded Futures Contracts	$190,338	$190,338	$—	$—
Total Investments, at fair value	$2,988,273	$2,988,273	$—	$—

Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Fund. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Commodity futures contracts, forward contracts, physical commodities and related options are recorded on the trade date. All such transactions are recorded on the identified cost basis and marked to market daily. Unrealized gains or losses on open contracts are reflected in the Consolidated Statement of Assets and Liabilities and represent the difference between the original contract amount and the market value (as determined by exchange settlement prices for futures contracts and related options and cash dealer prices at a predetermined time for forward contracts, physical commodities, and their related options) as of the last business day of the period or as of the last date of the consolidated financial statements. Changes in the unrealized gains or losses between periods are reflected in the Consolidated Statement of Operations.

17

Federal and Other Taxes

As of and during the period ended December 31, 2020, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Delaware.

The Fund follows ASC 740 “Income Taxes”, which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements.

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2020 tax returns. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions

The Fund intends to pay out dividends on a quarterly basis. Nonetheless, the Fund may not make a dividend payment every quarter. The Fund intends to distribute its net realized capital gains, if any, to investors annually. The Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income to the extent of the Fund’s current and accumulated earnings and profits. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of realized net long-term capital gains over realized net short-term capital losses) that are properly reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced maximum rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income properly reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at the same rates applicable to long-term capital gains, provided holding periods and other requirements are met by the Fund and the shareholder. Distributions in excess of the Fund’s current and accumulated earnings and profits will first be treated as a non-taxable return of capital to the extent of a shareholder’s basis in the shares, and thereafter, as gain from the sale of shares. A shareholder’s basis in its shares will be reduced by the amount of any distribution treated as a non-taxable return of capital.

18	Semi-Annual Report December 31, 2020

In general, distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and, thus, were included in the price you paid for your shares).

Distributions (other than Capital Gain Dividends and dividends properly reported by us as interest-related dividends or short-term capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Trust (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. In addition, even if shareholders have provided appropriate certifications to the intermediary through which they hold shares, such withholding may apply if the intermediary is a foreign intermediary unless such foreign intermediary either enters into an agreement with the Internal Revenue Service regarding reporting or is located in a jurisdiction that has entered into an Intergovernmental Agreement with the Internal Revenue Service and such foreign intermediary is in compliance with the terms of such intergovernmental agreement and any enabling legislation or administrative actions.

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Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 – RISKS

The Fund’s risks include, but are not limited, to the following:

Cayman Subsidiary Risk. With respect to an investment in SDCI, there is additional risk related to the Subsidiary. The Subsidiary is an exempted company incorporated under the laws of the Cayman Islands and is a wholly-owned subsidiary of SDCI. The Subsidiary allows SDCI to gain exposure to certain types of commodity-linked derivative instruments and satisfy regulated investment company (“RIC”) tax requirements. SDCI is the sole shareholder of the Subsidiary and it is intended that SDCI will remain the sole shareholder and will continue to control the Subsidiary.

By investing in the Subsidiary, SDCI will be indirectly exposed to the risks associated with the Subsidiary’s investments. SDCI may invest up to 25% of its total assets in the Subsidiary. The accompanying Consolidated Schedule of Investments and Consolidated Financial Statements include the positions and accounts of the Subsidiary. All inter-fund balances and transactions, if any, have been eliminated in consolidation.

As of December 31, 2020, SDCI and the Subsidiary net assets were as follows:

Total Net Assets	Subsidiary Net Assets	% of Fund Represented by Subsidiary’s Net Assets
$3,249,242	$ 683,253	21%

Other Investment Companies Risk. The Fund may invest in securities of other registered investment companies, including U.S. government money market funds, mutual funds and other ETFs. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses. The Fund will also indirectly bear the risks to which that investment company is subject.

20	Semi-Annual Report December 31, 2020

As a matter of fundamental policy, the Fund may not purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities of issuers having their principal business activities in the same industry, provided that this restriction does not limit the Fund’s investments in (i) securities or other instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (ii) securities of other investment companies. When determining compliance with this fundamental policy of the Fund, the Fund will consider the concentration of affiliated and unaffiliated underlying investment companies.

As of December 31, 2020, the Fund invested the following percentages of its respective net assets in concentrations greater than 25% of other investment companies:

	Security Name	Market Value as of December 31, 2020	% of Fund Net Assets as of December 31, 2020
SDCI	Dreyfus Institutional Preferred Government Money Market Fund – Institutional Share Class, 0.3%	$2,002,609	61.6%
	RBC U.S. Government Money Market Fund – Institutional Share Class, 0.02%	$795,326	24.5%

The Fund may redeem its investment from these holdings at any time if the Adviser determines that is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of these holdings. The financial statements of the above holdings can be found at the Securities and Exchange Commission’s website: www.sec.gov; and should be read in conjunction with the Fund’s financial statements.

Market Risk. The trading prices of equity securities fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting the entire market or a specific market segment. The market value of portfolio holdings can be volatile and change quickly. The Fund’s NAV and market price, like market prices generally, may fluctuate significantly. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

Liquidity Risk. The Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time or from time to time.

Premium or Discount to NAV Risk. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of the Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. A premium or discount to NAV may be reflected in the spread between “bid” and “ask” prices that are quoted during the course of a trading day. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares, or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

21

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size.

Derivatives Risk. The value of a derivative instrument, such as SDCI’s investments in Commodity Interests (as defined below), depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivative instruments such as cash-settled options, forward contracts, options on futures contracts, cleared swap contracts, swap contracts other than cleared swap contracts, and other options and swaps, collectively with the Component Futures Contracts, are called the “Commodity Interests”. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in SDCI sustaining a loss that is substantially greater than the amount invested in the derivative, which may make SDCI’s returns more volatile and increase the risk of loss. SDCI may not be able to close out a derivative transaction at a favorable time or price. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact SDCI’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for SDCI than most other ETFs because SDCI will implement its investment strategy primarily through investments in Commodity Interests, which are derivative instruments.

Commodities Risk. Exposure to the commodities markets through investments in Commodity Interests may subject SDCI to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in SDCI’s NAV and market price.

22	Semi-Annual Report December 31, 2020

Commodities Tax Risk. SDCI intends to qualify as a RIC under subchapter M of the Internal Revenue Code (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, SDCI will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, SDCI must satisfy certain source-of-income requirements. As discussed above, SDCI intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. SDCI believes based on current law that its taxable income from the Subsidiary will be qualifying income for purposes of the RIC source-of-income requirements. If the income of SDCI from the Subsidiary is treated as non-qualifying income, SDCI might fail to qualify as a RIC and be subject to federal income tax at the fund level. Such adverse effects could also, among other consequences, limit SDCI’s ability to pursue its investment strategy. SDCI seeks to manage its investments in the Subsidiary and in Commodity Interests as necessary to maintain its qualifications as a RIC.

Cash Transaction Risk. Creation and redemption transactions are expected to generally settle through payments of cash and/or fixed income securities, which will cause SDCI to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions.

COVID-19 Risk. A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the outbreak. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

NOTE 4 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser. For SDCI, the Adviser also serves as investment adviser to the Subsidiary pursuant to a separate investment advisory agreement. The Board approved and renewed these advisory agreements most recently at a meeting held on August 7, 2019. The Sub-Adviser serves as the sub-adviser to the Subsidiary, pursuant to a sub-advisory agreement. The Board approved and renewed these sub-advisory agreements at a meeting held on May 7, 2020.

23

Management Fees

The Fund pays the Adviser a unitary management fee as compensation for its services and its assumption of Fund expenses. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel. The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The fees paid to the Adviser are accrued daily and paid monthly. The following table lists the total management fee paid by the Fund.

Fund	Management Fee
SDCI	0.80%

At a meeting of the Board on August 7, 2019, the Board approved an agreement between the Adviser and the Trust pursuant to which the Adviser waives 0.20% of the management fees payable by SDCI. The agreement became effective on August 15, 2019 and has subsequently been renewed on an annual basis. The agreement remained in effect through October 31, 2021, and may have been renewed by the Adviser in its sole discretion thereafter. The agreement may have been amended or terminated only by the agreement of the Board and the Adviser, and terminated automatically with respect to the Fund in the event of the termination of the Investment Advisory Agreement between the Adviser and such Fund. Amounts waived are not subject to recoupment by the Adviser.

The Sub-Adviser receives a management fee equal to a percentage of the Fund’s average daily net assets for the services it provides to each Fund. The Sub-Adviser’s fees are calculated daily and paid monthly by the Adviser out of its management fees. The following table lists the sub-advisory fees paid to the Sub-Adviser.

Fund	Sub-Advisor Fee
SDCI	0.06%

The Adviser and the Sub-Adviser (subject to the Adviser’s oversight) supervise and manage the investment portfolio of the Fund and direct the purchase and sale of the Fund’s investments.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the administrator, custodian and transfer agent for the Fund. Under the Administrative Agency Agreement with the Trust, BNY Mellon performs certain administrative, accounting, transfer agency and dividend disbursing services for the Fund and prepares certain reports filed with the U.S. Securities and Exchange Commission (“SEC”) on behalf of the Trust and the Fund. Under the Custodian Agreement with the Trust, BNY Mellon maintains in separate accounts: cash, securities and other assets of the Fund; keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Fund.

24	Semi-Annual Report December 31, 2020

Brown Brothers Harriman and Co. (“BBH&Co.”) served as Administrator, Custodian, Transfer Agent and Fund Accounting Agent of USO until replaced by BNY Mellon on April 1, 2020.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund may only be purchased and sold on a national securities exchange, such as NYSE Arca, through a broker-dealer. The price of the Fund’s shares is based on market price. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Baskets” and “Redemption Baskets,” respectively), which only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with ALPS Distributors, Inc. (the “Distributor”) may purchase or redeem. Such institutions and large investors are referred to herein as “Authorized Participants” or “APs.” Currently, Creation Baskets and Redemption Baskets generally consist of 50,000 shares, though this may change from time to time. Authorized Participants are required to pay a transaction fee of $350 to compensate the Fund for brokerage and transaction expenses when purchasing Creation Baskets or redeeming Redemption Baskets. These fees are recorded as a component of additional capital on the Consolidated Statement of Assets and Liabilities. SDCI generally issues and redeems Creation Baskets and Redemption Baskets in exchange for a designated amount of cash.

Distributor

The Distributor serves as the distributor of Creation Baskets and Redemption Baskets for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares.

The Distributor is the distributor of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund in Creation Basket aggregations. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

25

Licensing Agreements

SHIM, an affiliate of the Sub-Adviser for the Subsidiary, owns and maintains the SDCITR (the “Index”). The Adviser and SHIM have entered into one or more licensing agreements (the “Licensing Agreements”) for the Trust’s use of the Index, for which the Adviser pays SHIM licensing fees. The licensing fees are separate from the fees paid to the Sub-Adviser for sub-advisory services provided to the Subsidiary.

Investors cannot be assured of the continuation of the Licensing Agreements between SHIM and the Adviser for use of the Index. Should the Licensing Agreements between SHIM and the Adviser be terminated, the Adviser and the Board will consider available alternatives, including finding replacement indexes or liquidating the Fund. Termination of the Licensing Agreements may have an adverse effect on the performance and NAV of the Fund’s shares.

NOTE 5 – INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the period ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were as follows:

Fund	Purchases	Sales	In-Kind Creations	In-Kind Redemptions
SDCI	$—	$—	$—	$—

NOTE 6 – DISTRIBUTIONS AND TAXES

It is the policy of the Fund to qualify as regulated investment companies by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of their earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and capital gain distributions are determined in accordance with tax regulations, which may differ from GAAP.

NOTE 7 – BENEFICIAL OWNERSHIP

Certain owners of the Adviser are also owners and/or trustees of the Fund. These individuals may receive benefits from any management fees paid to the Adviser.

NOTE 8 – CAPITAL LOSS CARRY FORWARD

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

26	Semi-Annual Report December 31, 2020

As of December 31, 2020, the Fund had not generated a net capital loss carryforward.

NOTE 9 – TAX COST OF INVESTMENTS

As of December 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Fund	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
SDCI	$2,797,935	$—	$—	$—

NOTE 10 – TRUSTEES FEES

The Trust compensates each Trustee who is not an “interested person” of the Trust as defined in the 1940 Act. The Adviser, as a result of the Fund’s unitary management fee, pays for such compensation. The Trustees who are “interested persons” of the Trust do not receive any Trustees’ fees.

NOTE 11 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Trust’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of the ASU and has determined that there will be no material impacts to the financial statements.

NOTE 12 – SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

27

LIQUIDITY RISK MANAGEMENT (unaudited)

Pursuant to Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”) the Board of the Trust, including a majority of the Independent Trustees, adopted a written liquidity risk management program (“LRMP”) that is reasonably designed to assess, manage and periodically review the liquidity risk of the Fund. The LRMP defines liquidity risk as “the risk that the fund(s) could not meet requests to redeem shares issued by the fund(s) without significant dilution of remaining investors’ interests in the fund.”

In accordance with the Liquidity Rule, the Board, designated the Liquidity Risk Management Committee of USCF Advisers, LLC (the “Adviser”) as the Administrator of the LRMP, (the “LRMP Administrator”). The LRMP Administrator is responsible for administering the LRMP. The LRMP Administrator assess the Fund’s liquidity risk and classifies every investment on a daily basis into one of four liquidity categories based on calculations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

The LRMP Administrator provided its written report to the Board in February 2021 (the “Report”) addressing the operation of the LRMP and assessing the adequacy and effectiveness of the LRMP’s implementation during the period from June 1, 2019 through November 30, 2020 (the “Reporting Period”). During the Reporting Period, the Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted into cash within three business days or less in current market conditions without significantly changing their market value). As a result, the Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. The Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. Further, the LRMP Administrator reported that the LRMP has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Finally, there were no material changes to the LRMP during the Reporting Period.

28	Semi-Annual Report December 31, 2020

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Continuation of the Investment Advisory Agreements for the Fund and the Subsidiary

In considering the approval of (1) the Investment Advisory Agreement between USCF Advisers LLC (the “Adviser”) and USCF ETF Trust (the “Trust”) on behalf of the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI” or the “Fund”) and (2) the Investment Advisory Agreement between the Adviser and SDCI’s wholly-owned subsidiary incorporated in the Cayman Islands, USCF Cayman Commodity 2 (the “Subsidiary”) (together, the “Investment Advisory Agreements”) to continue in effect for a one-year period, the Board of Trustees of the Trust (the “Board”) took into account all the materials provided prior to and during the meeting of the Board on July 15, 2020 (the “Meeting”), the presentations made during the Meeting, and the comprehensive discussions had during the Meeting. In its consideration of each Investment Advisory Agreement, the Board—including the Trustees who are not interested persons of the Trust (the “Independent Trustees”), as the term “interested person” is defined in Section 2(a)(19) of the 1940 Act—did not identify any single factor as all-important or controlling.

Nature, Extent, and Quality of Services

The Board examined the nature, extent, and quality of the services provided and to be provided by the Adviser to the Fund and the Subsidiary under the Investment Advisory Agreements. The Board considered the presentations and written information given to the Board in connection with the Meeting, including the Investment Advisory Agreements and information provided by the Adviser in response to the Board’s requests for information. The Board considered the Adviser’s business operations; the Adviser’s investment management process; the experience and capability of the Adviser’s senior management and other key personnel. The Board considered how the Adviser had retained SummerHaven Investment Management, LLC (the “Sub-Adviser”) to provide certain services to the Subsidiary. The Board also considered the Adviser’s overall financial strength and support from its ultimate parent. In addition to investment management services, the Board also considered the nature, extent, and quality of administrative, compliance, and legal services that would be, and had been, provided by the Adviser. The Board concluded that the nature, extent, and quality of the services to be provided by the Adviser under the Investment Advisory Agreements would benefit the Fund and the Subsidiary and the Fund’s shareholders.

29

Investment Performance

The Board reviewed the investment performance of the Fund by considering its achievement of its stated objectives, the Fund’s performance compared to the performance of other funds with similar investment strategies but with different advisers, and the performance of the Fund compared to its benchmark index and other appropriate market indices and published fund averages.

Fees and Expenses

The Board compared the advisory fee to the advisory fees of other funds managed by the Adviser and other funds with similar investment strategies as the Fund. The Board noted that the Fund had a unitary fee that included the Sub-Advisory fee and most other expenses. The Board concluded that the Fund’s advisory fee, as well as the overall projected expense ratio, was acceptable considering the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by similar funds.

Economies of Scale

The Board considered whether economies of scale exist with respect to the management of the Fund. It was the consensus of the Board that considering the current size of the Fund, economies of scale were not a relevant consideration at that time.

Profitability

The Board considered the anticipated profits realized, and that may be realized, by the Adviser under the Investment Advisory Agreements, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Board also considered the impact of the Fund’s operating expenses on the Adviser’s profits in light of the unitary fee structure. The Board concluded that at current asset levels, the Adviser was not profiting from its management of the Fund.

Collateral Benefits

The Board considered whether the Adviser or its affiliates may receive other benefits as a result of the Adviser’s relationship with the Trust. The Board considered that the Adviser was not affiliated with any service providers to the Fund or the Subsidiary, and therefore, would not benefit from those contractual relationships. The Board also considered portfolio trading practices, noting that the Adviser was not affiliated with any broker-dealer that would execute portfolio transactions on behalf of the Fund or the Subsidiary and would not receive the benefit of research provided by any such broker-dealer. The Board concluded that the Adviser and its affiliates would not receive collateral benefits that would materially affect the reasonableness of the management fees under the Investment Advisory Agreements.

30	Semi-Annual Report December 31, 2020

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreements, and as assisted by the advice of counsel, the Board, including the Independent Trustees, concluded that the management fees under the Investment Advisory Agreements were reasonable and, in light of the matters that the Trustees considered to be relevant in the exercise of their reasonable judgment, approved the continuation of the Investment Advisory Agreements.

31

Investment Adviser

USCF Advisers, LLC
1850 Mt. Diablo Boulevard, Suite 640
Walnut Creek, California 94596

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Independent Registered Public Accounting Firm

Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, Colorado 80237

Trustees

Nicholas D. Gerber
Stuart P. Crumbaugh
Andrew F Ngim
Jeremy Henderson
John D. Schwartz
H. Abram Wilson
Thomas Gard

32	Semi-Annual Report December 31, 2020

Proxy Voting Information

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities of the Fund is available without charge by contacting the Fund at 1.800.920.0259, on the Fund’s website at www.uscfinvestments.com and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted such proxies since inception to the year ended December 31, 2020 is also available without charge by calling the Fund or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The Fund files its completed schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s holdings can also be found at the Fund’s website www.uscfinvestments.com.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at www.uscfinvestments.com.

ALPS Distributors, Inc.

An investment in a Fund must be accompanied or preceded by a current prospectus which contains more information on fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

33

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USCF ETF Trust

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer (Principal Executive Officer)

Date	3/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer (Principal Executive Officer)

Date	3/2/2021

By (Signature and Title)*	/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	3/2/2021

* Print the name and title of each signing officer under his or her signature.